SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2015
SUBSEQUENT EVENTS [Abstract]
SUBSEQUENT EVENTS
24	SUBSEQUENT EVENTS

On March 16, 2016, the Company entered into a definitive agreement and plan of merger (the “Merger Agreement”) with China Neptunus Drugstore Holding Ltd., a company incorporated under the laws of the British Virgin Islands (“Parent”), and Neptunus Global Limited, an exempted company with limited liability incorporated under the laws of the Cayman Islands and a direct wholly owned subsidiary of Parent (“Merger Sub”), pursuant to which Parent will acquire the Company for a cash consideration equal to $1.31 per ordinary share, or $2.62 per ADS of the Company, through the merger of Merger Sub with and into the Company, with the Company continuing as the surviving company and a wholly-owned subsidiary of Parent (the “Merger”). On April 4, 2016, the Compnay filed a going private transaction statement on Schedule 13E-3 for Securities and Exchange Commission review.